Financial Instruments - Interest Rate Swaps (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Fair value Liability	$ (468)	$ 0
Interest rate swaps | Current year
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	11,675	131
Fair value Liability	0	(1)
Fair Value Asset	236	0
Interest rate swaps | Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	2,227	12,129
Fair value Liability	0	0
Fair Value Asset	129	177
Interest rate swaps | Year two
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	9,681	2,367
Fair value Liability	(1,728)	(39)
Fair Value Asset	$ 0	0
Interest rate swaps | Year five and thereafter
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount		6,175
Fair value Liability		0
Fair Value Asset		$ 170